Related party transactions - Sales/purchases of goods and services (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Lease liabilities for lease arrangement with related party
Disclosure of transactions between related parties [line items]
Lease liabilities for lease arrangement with related party	$ 133	$ 33